Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Schedule of Claims from vendors	Claims from vendors
Claims from vendors
US$
At January 1, 2023	4,079
Additions from acquisition of subsidiaries	476
Settled during the year	(831)
Exchange alignment	142

At December 31, 2023	3,866
Additions	450
Settled during the year	(533)
Disposal of subsidiaries	(3,750)
Exchange alignment	(33)

At December 31, 2024	—